JPMorgan Tax Free Money Market Fund Expense Example - Institutional Shares [Member] - JPMorgan Tax Free Money Market Fund - Institutional	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	123
Expense Example, with Redemption, 10 Years	$ 279